SIGNIFICANT ACCOUNTING POLICIES (Schedule of Stock-Based Compensation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Suboptimal exercise multiple		3	3
Suboptimal exercise multiple, minimum	2.9
Suboptimal exercise multiple, maximum	3.5
Risk free interest rate, minimum	0.47%	0.23%	0.10%
Risk free interest rate, maximum	1.58%	2.35%	2.73%
Volatility, minimum	33.00%	37.00%	44.00%
Volatility, maximum	51.00%	55.00%	60.00%
Dividend yield	0.00%	0.00%	0.00%